Contingent consideration liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Fair Value of Contingent Consideration Liabilities
The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Other £m	Total £m
At 1 January 2018	5,542	584	46	6,172
Remeasurement through income statement	1,188	56	7	1,251
Cash payments: operating cash flows	(703)	(281)	—	(984)
Cash payments: investing activities	(90)	(63)	—	(153)

At 31 December 2018	5,937	296	53	6,286
Remeasurement through income statement	31	67	(15)	83
Cash payments: operating cash flows	(767)	(13)	—	(780)
Cash payments: investing activities	(98)	(11)	(4)	(113)
Other movements	—	—	3	3

At 31 December 2019	5,103	339	37	5,479
Remeasurement through income statement	1,114	161	—	1,275
Cash payments: operating cash flows	(751)	(14)	—	(765)
Cash payments: investing activities	(107)	(9)	(4)	(120)

At 31 December 2020	5,359	477	33	5,869

Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities
The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

	2000		2019
Increase/(decrease) in financial liability and loss/(gain) in Income statement	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m
10% increase in sales forecasts	515	80	489	65
10% decrease in sales forecasts	(516)	(78)	(490)	(65)
1% increase in discount rate	(207)	(39)	(192)	(24)
1% decrease in discount rate	223	45	205	27
5% increase in probability of milestone success		7		7
5% decrease in probability of milestone success		(7)		(7)
10 cent appreciation of US Dollar	305	4	302	(8)
10 cent depreciation of US Dollar	(262)	(2)	(261)	7
10 cent appreciation of Euro	125	30	106	26
10 cent depreciation of Euro	(105)	(24)	(91)	(22)